Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region) (Details) - Trade Receivables [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 39,321	$ 35,548
Israel [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	39,271	35,291
Other regions [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maximum exposure to credit risk	$ 50	$ 257